As filed with the Securities and Exchange Commission on November 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

M. Brent Wertz
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2012

Date of reporting period:  09/30/2012

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Principal	Fair
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 87.21%
FHLB - 15.31%
0.482%, 01/17/2017 (a)	3,000,000	$3,007,560
0.787%, 06/11/2015 (a)	2,000,000	2,017,978
5.250%, 12/11/2020 (b)	10,000,000	12,978,000
5.750%, 06/12/2026 (b)	7,000,000	9,744,700
4.805%, 08/20/2015	180,099	191,128
5.250%, 09/15/2017	453,963	491,754
		28,431,120
FHLMC - 16.42%
0.50%, 02/24/2015	1,000,000	1,001,824
5.68%, 02/03/2027 (b)	2,000,000	2,402,000
Pool E01489, 4.50%, 11/01/2018	540,852	570,277
Pool T69024, 4.50%, 6/1/2042	1,000,000	1,054,152
Pool 1B1691, 4.623%, 05/01/2034 (a)	600,351	646,598
Pool 781955, 4.82%, 05/01/2034 (a)	240,592	255,907
Pool G12402, 5.00%, 11/01/2021	587,362	635,937
Pool C90779, 5.00%, 01/01/2024	296,182	326,316
Pool G30284, 5.00%, 02/01/2026	391,706	429,111
Pool N3-1477, 5.00%, 01/01/2038	635,246	684,094
Pool G12785, 5.50%, 08/01/2017	208,006	225,390
Pool G11759, 5.50%, 12/01/2018	288,544	312,659
Pool G13161, 5.50%, 05/01/2023	268,457	291,901
Pool 847661, 5.762%, 12/01/2036 (a)	302,153	329,527
Pool 1G2084, 5.786%, 08/01/2037 (a)	396,879	430,804
Pool 1N1628, 5.82%, 06/01/2037 (a)	442,272	479,519
Pool C91000, 6.00%, 11/01/2026	721,986	794,362
Pool D97199, 6.00%, 02/01/2027	801,260	881,583
Pool G30360, 6.00%, 10/01/2027	613,605	674,732
Series 4057, .671%, 06/15/2042 (a)	1,938,676	1,946,942
Series 3726, 2.00%, 08/15/2020 (b)	2,845,596	2,923,850
Series 4050, 2.00%, 05/15/2041	987,049	1,004,571
Series 4088, 2.50%, 12/15/2040	1,994,357	2,059,125
Series 3726, 2.75%, 04/15/2025	1,659,022	1,713,353
Series 3780, 3.75%, 04/15/2024	1,464,950	1,505,135
Series 3659, 4.00%, 04/15/2025	234,936	249,189
Series 2776, 4.00%, 01/15/2034	360,049	383,043
Series 3070, 4.50%, 10/15/2018	14,015	14,041
Series 2863, 4.50%, 09/15/2019	320,474	326,350
Series 2827, 4.50%, 01/15/2023	566,391	590,072
Series 3697, 4.50%, 09/15/2031	247,520	256,604
Series 3499, 4.50%, 08/15/2036	746,409	785,794
Series 2542, 5.00%, 12/15/2017	408,643	437,547
Series 2941, 5.00%, 05/15/2033	905,149	927,247
Series 3414, 5.00%, 12/15/2036	388,046	403,157
Series 3635, 5.00%, 02/15/2038	1,958,244	2,025,159
Series 3349, 6.00%, 09/15/2036	478,764	531,237
		30,509,109
FNMA - 46.97%
0.37%, 10/27/2014 (a)(b)	20,000,000	20,084,000
0.46%, 11/21/2014 (a)	10,000,000	10,054,470
0.50%, 08/21/2018	2,000,000	1,999,078
0.625%, 09/26/2017	1,000,000	1,001,770
0.625%, 09/27/2017	1,000,000	1,001,321
0.70%, 08/22/2017	600,000	600,385
0.75%, 09/12/2017	1,000,000	1,002,283

	Principal	Fair
	Amount	Value
1.00%, 08/29/2016	2,500,000	$2,508,295
1.05%, 08/28/2017	3,000,000	3,016,515
5.45%, 10/18/2021 (b)	7,250,000	8,649,250
6.00%, 04/18/2036 (b)	8,150,000	9,682,200
Pool MA1168, 2.50%, 09/01/2022	990,410	1,039,488
Pool 467080, 3.09%, 09/01/2016	500,000	533,545
Pool 468919, 3.15%, 08/01/2018	1,100,000	1,203,715
Pool 467390, 4.16%, 03/01/2021	489,635	565,870
Pool 802854, 4.24%, 12/01/2034 (a)	367,798	385,108
Pool 851297, 4.31%, 09/01/2035 (a)	325,816	343,003
Pool 826046, 4.32%, 07/01/2035 (a)	457,408	489,565
Pool 725647, 4.50%, 07/01/2019	447,899	484,880
Pool 255547, 4.50%, 01/01/2020	450,125	487,291
Pool AI5924, 4.50%, 07/01/2041	797,936	855,706
Pool 735529, 4.73%, 08/01/2034 (a)	410,084	437,881
Pool 254985, 5.00%, 11/01/2023	322,802	357,834
Pool 843024, 5.141%, 09/01/2035 (a)	348,384	372,720
Pool 254192, 5.50%, 02/01/2022	290,470	318,625
Pool 255182, 5.50%, 04/01/2024	343,639	380,385
Pool 257164, 5.50%, 04/01/2028	516,479	567,187
Pool AA3303, 5.50%, 06/01/2038	606,652	666,308
Pool 889634, 6.00%, 02/01/2023	520,082	572,703
Pool 256752, 6.00%, 06/01/2027	708,494	783,945
Pool 256962, 6.00%, 11/01/2027	658,538	728,258
Pool 256651, 6.00%, 03/01/2037	246,853	270,211
Pool 941676, 6.00%, 05/01/2037	377,399	413,109
Pool 256890, 6.00%, 09/01/2037	236,942	259,361
Pool 256946, 6.50%, 10/01/2027	498,651	560,793
Series 2010-116, 2.00%, 08/25/2020	1,527,914	1,569,058
Series 2011-33, 3.00%, 02/25/2038	1,613,182	1,640,851
Series 2010-149, 3.50%, 11/25/2040 (b)	1,844,358	1,981,763
Series 2010-57, 3.75%, 06/25/2025	639,620	673,141
Series 2010-79, 4.00%, 09/25/2024	700,524	722,694
Series 2010-19, 4.00%, 02/25/2039	1,643,375	1,705,918
Series 2010-15, 4.00%, 03/25/2039	777,565	832,040
Series 2003-74, 4.50%, 08/25/2018	1,647,349	1,763,788
Series 2003-80, 4.50%, 08/25/2018	798,931	849,617
Series 2008-51, 4.50%, 11/25/2022	425,198	440,506
Series 2003-119, 4.50%, 04/25/2033	238,144	254,214
Series 2004-28, 4.50%, 01/25/2034	571,079	625,376
Series 2009-3, 5.00%, 01/25/2049	392,299	421,425
Series 2007-B2, 5.50%, 12/25/2020	24,899	25,464
Series 2007-42, 5.50%, 01/25/2036	466,584	487,844
Series 2006-126, 5.50%, 04/25/2036	111,124	117,161
Series 2001-64, 6.00%, 11/25/2016	432,056	459,706
		87,247,624
GNMA - 8.51%
Pool 004796M, 4.50%, 09/20/2040	701,468	750,304
Pool 80965, 4.625%, 07/20/2034 (a)	284,720	294,856
Pool 82212, 5.00%, 11/20/2038 (a)	563,894	595,716
Pool 004362M, 5.00%, 02/20/2039	270,786	287,849
Pool 004513M, 5.00%, 08/20/2039	269,270	286,237
Pool 004554M, 5.00%, 10/20/2039	164,540	174,908
Pool 80701, 5.375%, 06/20/2033 (a)	120,012	125,044
Pool 80825, 5.50%, 02/20/2034 (a)	99,573	104,068
Pool 686743, 5.50%, 05/20/2038	872,876	973,788
Series 2010-112, 2.00%, 03/16/2035	1,664,553	1,694,295
Series 2010-50, 2.50%, 12/20/2038	2,505,950	2,593,210
Series 2010-113, 2.50%, 02/16/2040	953,163	988,513
Series 2011-75, 3.50%, 05/16/2041	855,760	922,654
Series 2008-6, 4.25%, 09/20/2037	754,303	805,607
Series 2010-14, 4.50%, 02/16/2040	837,553	919,396
Series 2010-61, 5.00%, 5/20/2021	2,075,336	2,335,848
Series 2009-13, 5.00%, 02/16/2032	531,967	536,618
Series 2003-97, 5.00%, 05/20/2033	1,274,015	1,416,583

		15,805,494
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $154,680,262)		161,993,347

	Principal	Fair
	Amount/Shares	Value
SHORT-TERM INVESTMENTS - 12.81%
Money Market Funds - 11.33%
Fidelity Institutional Prime Money Market Portfolio, 0.16% (c)	16,323,433	$16,323,432
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.05% (c)	480,587	480,587
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.16% (c)	4,251,267	4,251,267
TOTAL MONEY MARKET FUNDS (Cost $21,055,286)		21,055,286

CERTIFICATES OF DEPOSIT - 1.48%
Ally Bank, 1.15%, 8/31/2015	$250,000	249,577
American Express Centurion, 1.00%, 7/06/2015	250,000	248,930
Bank Of China (NY), 0.60%, 3/26/2014	250,000	249,374
BMW Bank North America, 0.75%, 9/22/2014	250,000	249,258
Discover Bank, 1.65%, 8/29/2017	250,000	250,467
Everbank/Jacksonville, Florida, 0.50%, 3/28/2013	250,000	250,092
Goldman Sachs Bank USA, 1.70%, 8/29/2017	250,000	250,584
GE Capital Bank, 1.35%, 8/24/2016	250,000	249,095
GE Capital Bank, 1.65%, 8/24/2017	250,000	250,000
Sallie Mae Bank/Murray, 1.70%, 8/29/2017	250,000	249,997
Mizuho Corporate Bank/NY, 0.30%, 3/26/2013	250,000	249,901
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,750,000)		2,747,275
TOTAL SHORT-TERM INVESTMENTS (Cost $23,805,286)		23,802,561

Total Investments (Cost $178,485,548) - 100.02%		185,795,908
Liabilities in Excess of Other Assets - (0.02)%		(43,566)
TOTAL NET ASSETS - 100.00%		185,752,342

Footnotes

Percentages are stated as a percent of net assets.

(a) Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2012.
(b) Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees.
The total fair value of such securities at September 30, 2012 is $68,445,763 which represents 36.85% of total net assets.
(c) The rate listed is the fund's 7-day yield as of September 30, 2012.

The following information for the Funds is presented on an income tax basis as of September 30, 2012*:

Cost of Investments	$178,485,548
Gross Unrealized Appreciation	7,333,106
Gross Unrealized Depreciation	(22,746)
Net Unrealized Gain/(Loss)	$7,310,360

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
SEPTEMBER 30, 2012 (Unaudited)

Number		Unrealized
of Contracts		Depreciation

200	U.S. Treasury 10-Year Note Futures Contract
	Expiring December 2012 (Underlying Face Amount at Fair Value $26,696,875)	$(122,376)

As of September 30, 2012, margin deposits of $325,126 have been pledged in connection with open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either $
directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases were the Advisor has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value
U.S. government and agency obligations based on a methodology which incorporates the security's yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security's call provisions. The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S.
government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries. A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The
Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Municipal Bonds - The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. In addition, the
Adviser considers additional inputs such as calls of bond principal by the issuer in developing its estimate of fair value. The significant unobservable inputs used in the fair value measurement of the municipal bonds are changes in expected liquidity (market liquidity or a reorganization of the municipal debt's trust agreement that would retire the debt) and expectations of changes in the municipal securities' credit enhancements
(the investment trust's excess reserves, collateralization and surety bond). A change in the expectations that liquidity will increase (decrease)
could result in a significantly higher (lower) fair value measurement. Improvements (declines) in the debt's credit enhancements could result in significantly higher (lower) fair value measurements. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from municipal bond issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$-	$-	$68,445,763	$68,445,763
Corporate Bonds	-	250,000	-	250,000
Municipal Bonds	-	93,547,584		93,547,584
Total Fixed Income	-	93,797,584	68,445,763	162,243,347
Short-Term Investments	23,552,561	-	-	23,552,561
Total	$23,552,561	$93,797,584	$68,445,763	$185,795,908
Other Financial Instruments*
Short Futures Contracts	$(122,376)	$-	$-	$(122,376)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure	U.S. Government &
The following amounts were transfers in/(out) of Level 2 assets:	Agency Obligations

Transfers into Level 2	$-
Transfers out of Level 2	(27,391,613)
Net transfers in and/or (out) of Level 2	$(27,391,613)

Transfers were made into Level 3 from Level 2 because securities which were priced by an independent third party service provider using observable inputs are currently being manually priced utilizing the Adviser's model.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Municipal Bonds	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2011	$7,700,000	$40,498,500	$48,198,500
Accretion/(Amortization)	(495,625)	(217,197)	(712,822)
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	772,847	772,847
Purchases	-	-	-
(Sales)	(7,204,375)	-	(7,204,375)
Transfers into Level 3	-	27,391,613	27,391,613
Transfers out of Level 3	-		-
Balance as of September 30, 2012	$-	$68,445,763	$68,445,763

Change in unrealized appreciation (depreciation) during the period of Level 3 investments
held at September 30, 2012.	$1,175,928

Transfers between levels are recognized as of the end of the reporting period.

Significant Unobservable Inputs
Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2012, are as follows:

Description	Fair Value at 9/30/12	Valuation Techniques	Unobservable Input	Range (Weighted Avg.)
U.S. Government & Agency Obligations	$68,445,763	Yield spreads	Yield Spreads	0.10% - 1.30%(0.70%)

Derivatives at September 30, 2012 (Unaudited)
The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts, to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average daily market value of purchased and written options during the nine months ended September 30, 2012 were $22,903 and
$4,032, respectively. The average monthly notional amount of short futures contracts during the three months ended September 30, 2012 was
$39,163,363.

Transactions in written options contracts for the period ended September 30, 2012, are as follows:

			Number of	Premiums
			Contracts	Received
Outstanding at December 31, 2011			-	$-
Options written			750	228,594
Options closed			(675)	(209,641)
Options expired			(75)	(18,953)
Options exercised			-	-
Outstanding at September 30, 2012			-	$-

Values of Derivative Instruments as of September 30, 2012:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	($122,376)	N/A
Total		($122,376)
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title) /s/ M. Brent Wertz
                                           M. Brent Wertz, President/Principal Executive Officer

Date  November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ M. Brent Wertz
                                           M. Brent Wertz, President/Principal Executive Officer

Date November 28, 2012

By (Signature and Title) /s/ M. Brent Wertz
                                           M. Brent Wertz, Treasurer/Principal Financial Officer

Date November 28, 2012

* Print the name and title of each signing officer under his or her signature.